Stock-Based Compensation - RSUs activity and weighted average grant-date fair value (Details) shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Time Based Awards
RSUs
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	226
Ending balance (in shares) | shares	226
Weighted Average Grant Date Fair Value
Beginning balance (in usd per shares) | $ / shares	$ 0
grands (in usd per share) | $ / shares	8.28
Ending balance (in usd per shares) | $ / shares	$ 8.28
Market Based Performance Awards
RSUs
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	1,749
Cancelled and forfeited (in share) | shares	(67)
Ending balance (in shares) | shares	1,682
Weighted Average Grant Date Fair Value
Beginning balance (in usd per shares) | $ / shares	$ 0
grands (in usd per share) | $ / shares	6.14
Cancelled and forfeited (in usd per share) | $ / shares	6.14
Ending balance (in usd per shares) | $ / shares	$ 6.14